Equity - Textuals (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended			37 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Feb. 01, 2020
Equity [Abstract]
Preferred Stock, Authorized	500,000,000			500,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01			$ 0.01
Preferred Stock, Shares Issued	0			0
Preferred Stock, Shares Outstanding	0			0
Stockholders' Equity Attributable to Noncontrolling Interest	$ 69	$ 125		$ 69
Treasury Stock, Shares, Acquired				168,553,141
Treasury Stock Value Acquired Cost Method	3,500	$ 2,999	$ 3,000	$ 9,625
Stock Repurchase Program Authorized	$ 15,000			$ 15,000
Cumulative amount of stock repurchase plan authorized					$ 25,000